Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,007,183.00
Previously Paid Amount	0.00
Total Fee Amount	23,754.19
Total Offset Amount	0.00
Net Fee	$ 23,754.19